MoA Core Bond Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	65 Months Ended	90 Months Ended	111 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	(0.35%)	2.09%	1.55%	2.01%
MoA Core Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	(0.56%)				1.92%
MoA Core Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.78%	(1.79%)				0.64%
MoA Core Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.45%	(0.95%)				0.93%